Non-Controlling Interests (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2022
Non-Controlling Interests [Abstract]
Equity interests rate	43.00%
Total consideration	¥ 4,300,000
Interests rate		57.00%
Recognized non-controlling interest		¥ 548,631